Fair Value (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair value balance as of June 30, 2020	$ 14,131,000	$ 14,960,000
Change in fair value reported in the statements of operations	(778,000)	766,000
Change in fair value reported in other comprehensive income	70,000	(63,000)
Fair value balance as of September 30, 2020	$ 13,423,000	$ 14,131,000